Annual Fund Operating Expenses (Class A)	0 Months Ended
	Oct. 17, 2013
(Lifestyle Aggressive Fund) | Class A
Operating Expenses:
Management fee	0.05%
Distribution and service (12b-1) fee	0.30%
Other expenses	0.23%
Acquired fund fees and expenses	0.92%	[1]
Total annual fund operating expenses	1.50%	[2]
Contractual expense reimbursement	(0.10%)	[3]
Total annual fund operating expenses after expense reimbursements	1.40%
(Lifestyle Growth Fund) | Class A
Operating Expenses:
Management fee	0.04%
Distribution and service (12b-1) fee	0.30%
Other expenses	0.23%
Acquired fund fees and expenses	0.88%	[1]
Total annual fund operating expenses	1.45%	[2]
Contractual expense reimbursement	(0.10%)	[3]
Total annual fund operating expenses after expense reimbursements	1.35%
(Lifestyle Balanced Fund) | Class A
Operating Expenses:
Management fee	0.04%
Distribution and service (12b-1) fee	0.30%
Other expenses	0.22%
Acquired fund fees and expenses	0.85%	[1]
Total annual fund operating expenses	1.41%	[2]
Contractual expense reimbursement	(0.09%)	[3]
Total annual fund operating expenses after expense reimbursements	1.32%
(Lifestyle Moderate Fund) | Class A
Operating Expenses:
Management fee	0.04%
Distribution and service (12b-1) fee	0.30%
Other expenses	0.23%
Acquired fund fees and expenses	0.80%	[1]
Total annual fund operating expenses	1.37%	[2]
Contractual expense reimbursement	(0.10%)	[3]
Total annual fund operating expenses after expense reimbursements	1.27%
(Lifestyle Conservative Fund) | Class A
Operating Expenses:
Management fee	0.04%
Distribution and service (12b-1) fee	0.30%
Other expenses	0.22%
Acquired fund fees and expenses	0.76%	[1]
Total annual fund operating expenses	1.32%	[2]
Contractual expense reimbursement	(0.09%)	[3]
Total annual fund operating expenses after expense reimbursements	1.23%

[1]	"Acquired fund fees and expenses" are based on the estimated indirect net expenses associated with the fund's investment in underlying investment companies.
[2]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[3]	The advisor has contractually agreed to limit certain class-specific expenses to 0.41% for Class A shares. These expense limitations are subject to certain exclusions, such as fund level and advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and acquired fund fees and expenses. The current expense limitation agreement expires on April 30, 2015 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under this arrangement for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation.